UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

February 13, 2021 to March 12, 2021

Commission File Number of issuing entity: 333-171508-01

Central Index Key Number of issuing entity: 0001530219

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000; Cirino Emanuele (212) 816-5614

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

New York, New York

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On March 12, 2021, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from February 13, 2021 to March 12, 2021.

The Depositor most recently filed a Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 25, 2021. The CIK number of the Depositor is 0001004158.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2021. The CIK number of GSMC is 0001541502.There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 9, 2021. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Item 1A.	Asset-Level Information.

Not applicable

Item 1B.	Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3.	Sales of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

Not applicable

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the Park Place Mall mortgage loan, the most recent unaudited net operating income for the period January 01, 2020 through December 31, 2020 was $14,537,387. There is no new activity to report at this time.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the 1551 Broadway mortgage loan, the most recent unaudited net operating income for the period January 01, 2020 through December 31, 2020 was $20,269,928.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway Mortgage Loan (Control Number 2 on Annex A to the prospectus supplement of the registrant relating to the issuing entity filed on October 11, 2011 pursuant to Rule 424(b)(5)), constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB. Set forth in the table below is the information required under Item 1112(b) of Regulation AB with respect to such significant obligor which was previously reported on such significant obligor’s Form 10-K filed on March 11, 2021, Accession Number 0001564590-21-012543 (the “Significant Obligor Filing”):

gsms2011-gc510dmar2021aesigo.htm - Generated by SEC Publisher for SEC Filing

AMERICAN EAGLE OUTFITTERS, INC.
Consolidated Balance Sheets

	January 30,	February 1,	February 2,
(In thousands, except per share	2021	2020	2019
amounts)
Assets
Current assets:
Cash and cash equivalents			$
	$850,477	$361,930	333,330
Short-term investments (available
for sale)	-	55,000	92,135
Merchandise inventory	405,445	446,278	424,404
Accounts receivable, net	146,102	119,064	93,477
Prepaid expenses and other	120,619	65,658	102,907
Total current assets	1,522,643	1,047,930	1,046,253
Property and equipment, at cost, net
of accumulated depreciation	623,808	735,120	742,149
Operating lease right-of-use assets	1,155,965	1,418,916	-
Intangible assets, net, including
goodwill	70,332	53,004	58,167
Non-current deferred income taxes	33,045	22,724	14,062
Other assets	29,013	50,985	42,747
Total assets			$
	$3,434,806	$3,328,679	1,903,378

Liabilities and Stockholders’
Equity
Current liabilities:
Accounts payable			$
	$255,912	$285,746	240,671
Current portion of operating lease
liabilities	328,624	299,161	-
Accrued income and other taxes	14,150	9,514	20,064
Accrued compensation and
payroll taxes	142,272	43,537	82,173
Unredeemed gift cards and gift
certificates	62,181	56,974	53,997
Other current liabilities and
accrued expenses	55,343	56,824	145,740
Total current liabilities	858,482	751,756	542,645
Non-current liabilities:
Long-term debt, net	325,290	-	-
Non-current operating lease
liabilities	1,148,742	1,301,735	-
Other non-current liabilities	15,627	27,335	73,178
Total non-current liabilities	1,489,659	1,329,070	73,178
Commitments and contingencies	—	—	—
Stockholders’ equity:
Preferred stock, $0.01 par
value; 5,000 shares
authorized; none issued and
outstanding	—	—	—
Common stock, $0.01 par
value; 600,000 shares
authorized; 249,566 shares
issued; 166,335 and 166,993 s
hares outstanding, respectively	2,496	2,496	2,496
Contributed capital	663,718	577,856	574,929
Accumulated other
comprehensive loss, net of tax	(40,748)	(33,168)	(34,832)
Retained earnings	1,868,613	2,108,292	2,054,654
Treasury
stock, 83,231 and 82,573 shares,
respectively, at cost	(1,407,414)	(1,407,623)	(1,309,692)

Total stockholders' equity			1,086,665	1,247,853	1,287,555
Total liabilities and stockholders’					$
equity			$3,434,806	$3,328,679	1,903,378

AMERICAN EAGLE OUTFITTERS, INC.
Consolidated Statements of Operations

			For the Years Ended
	January 30,		February 1,	February 2,
(In thousands,	2021		2020	2019
except per share
amounts)
Total net revenue	$3,759,113		$4,308,212		$4,035,720
Cost of sales,
including certain
buying, occupancy
and warehousing
expenses	2,610,966		2,785,911		2,548,082
Gross profit	1,148,147		1,522,301		1,487,638
Selling, general and	977,264		1,029,412		980,610
administrative
expenses
Impairment,	279,826		80,494		1,568
restructuring and
COVID-19 related
charges
Depreciation and	162,402		179,050		168,331
amortization expense
Operating (loss)	(271,345)		233,345		337,129
income
Interest expense
(income), net	24,610		(6,202)		(3,492)
Other income, net	(3,682)		(5,731)		(4,479)
(Loss) income before	(292,273)		245,278		345,100
income taxes
(Benefit) provision for	(82,999)		54,021		83,198
income taxes
Net (loss) income	$(209,274)		$191,257		$261,902

Basic net (loss)	$(1.26)		$1.13		$1.48
income per common
share

Diluted net (loss)	$(1.26)		$1.12		$1.47
income per common
share

Weighted average	166,455		169,711		176,476
common shares
outstanding - basic
Weighted average	166,455		170,867		178,035
common shares
outstanding - diluted

AMERICAN EAGLE OUTFITTERS, INC.
Consolidated Statements of Comprehensive Income

			For the Years Ended
	January 30,		February 1,	February 2,
(In thousands)	2021		2020	2019
Net (loss)
income	$(209,274	) $	191,257	$261,902

Other
comprehensive
gain (loss):
Foreign
currency
translation
(loss) gain	(7,580)	1,664	(4,037)
Other
comprehensive
(loss) gain	(7,580)	1,664	(4,037)
Comprehensive
(loss) income $	(216,854)	$192,921	$257,865

Item 7.	Change in Sponsor Interest in Securities.

None

Item 8.	Significant Enhancement Provider Information.

None

Item 9.	Other Information.

None

Item 10.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the March 12, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the March 12, 2021 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Leah Nivison
Leah Nivison, Chief Executive Officer

Date: March 26, 2021